Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended			17 Months Ended
	Jul. 17, 2020 CAD ($)	Jul. 17, 2020 USD ($) $ / shares shares	May 15, 2020 USD ($) $ / shares shares	Aug. 13, 2020 shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jul. 17, 2020 $ / shares shares
Stockholders Equity Note [Line Items]
Options exercised (in shares)							2,386,275
Options exercised (CAD per share) | $ / shares								$ 12.52
Shares issued from treasury for option exercise (in shares)							441,342
Options settled at cash value for payment of the exercise price and for tax withholdings (in shares)							384,517
Total share-based compensation expense | $					$ 9,997,000	$ 2,566,000	$ 11,640,000		$ 4,473,000
Common shares
Stockholders Equity Note [Line Items]
Options settled at cash value for payment of the exercise price and for tax withholdings (in shares)					7,377		1,637,489
Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury for option exercise (in shares)					6,401		748,786
Performance Share Units
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)					825,859		825,859	825,859		825,859
Unrecognized compensation costs, non-vested awards | $					$ 13,482,000		$ 13,482,000	$ 13,482,000		$ 13,482,000
Unrecognized compensation costs, non-vested options, period of recognition							1 year 4 months 13 days
Bonus Deferral Restricted Stock Units
Stockholders Equity Note [Line Items]
Shares issued during period (in shares)					116,921
Deferred Share Units
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)					13,778		13,778	13,778		13,778
Shares issued during period (in shares)							21,343
Employee Stock Option
Stockholders Equity Note [Line Items]
Unrecognized compensation costs, non-vested options | $					$ 1,639,000		$ 1,639,000	$ 1,639,000		$ 1,639,000
Unrecognized compensation costs, non-vested options, period of recognition							1 year 29 days
Executive
Stockholders Equity Note [Line Items]
Options granted (in shares)							948,347
Options granted (CAD per share) | $ / shares							$ 16.70
Options expiration period							8 years
Executive | PSU's, RSU's and Retirement RSU's
Stockholders Equity Note [Line Items]
Options granted (in shares)							775,340
Subsequent Event
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)		57,465,500									57,465,500
Shares issued, price per share (CAD per share) | (per share)		$ 12.60									$ 17.10
Sale Of Stock, Consideration Received On Transaction, Gross	$ 982,660	$ 723,926,000
Sale Of Stock, Issuance Costs	$ 32,977	$ 24,294,000
Subsequent Event | Employee | Performance Share Units
Stockholders Equity Note [Line Items]
Options granted (in shares)				321,752
ATM Equity Program
Stockholders Equity Note [Line Items]
Sale of Stock, Value of Shares Issued in Transaction | $			$ 500,000,000
Common stock, shares issued (in shares)			8,664,563
Shares issued, price per share (CAD per share) | $ / shares			$ 13.92		$ 13.69		$ 13.69	$ 13.69		$ 13.69
Sale Of Stock, Consideration Received On Transaction, Gross | $			$ 120,634,000							$ 142,668,000
Sale Of Stock, Consideration Received On Transaction, Net of Commissions | $			119,126,000
Sale of Stock, Other Related costs | $			$ 761,000
Sale of Stock, Number of Shares Issued in Transaction										10,421,362
Sale of Stock, Consideration Received on Transaction | $										$ 140,830,000
Sale of Stock, Program Costs | $										$ 2,883,000
Other Net Losses
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $					$ 6,952,000
Succession and Retirement Expense | $					963,000		$ 963,000
Other Net Losses | Retirement Restricted Share Units
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $					3,049,000		3,049,000
Other Net Losses | Performance Share Units
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $					$ 2,940,000		$ 2,940,000